financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2023	2022
Cash and temporary investments, net	$649	$974
Accounts receivable	3,831	3,887
Contract assets	717	761
Derivative assets	209	333
	$5,406	$5,955

Analysis of the age of customer accounts receivable

As at (millions)		June 30, 2023			December 31, 2022
	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$1,095	$(12)	$1,083	$936	$(11)	$925
30-60 days past billing date		305	(12)	293	400	(11)	389
61-90 days past billing date		112	(14)	98	185	(15)	170
More than 90 days past billing date		171	(31)	140	192	(33)	159
Unbilled customer finance receivables		1,493	(38)	1,455	1,509	(39)	1,470
		$3,176	$(107)	$3,069	$3,222	$(109)	$3,113
Current	6(b)	$2,569	$(93)	$2,476	$2,636	$(94)	$2,542
Non-current	20	607	(14)	593	586	(15)	571
		$3,176	$(107)	$3,069	$3,222	$(109)	$3,113

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Balance, beginning of period	$106	$107	$109	$110
Additions (doubtful accounts expense)	27	22	48	40
Accounts written off [1] less than recoveries	(27)	(18)	(55)	(41)
Other	1	3	5	5
Balance, end of period	$107	$114	$107	$114

1	For the three-month and six-month periods ended June 30, 2023, accounts that were written off but were still subject to enforcement activity totalled $45 (2022 – $37) and $89 (2022 – $69), respectively.

Summary of contract assets and related impairment allowance activity

As at (millions)	June 30, 2023			December 31, 2022
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$590	$(23)	$567	$611	$(23)	$588
The 12-month period ending two years hence	245	(9)	236	277	(11)	266
Thereafter	55	(1)	54	55	(1)	54
	$890	$(33)	$857	$943	$(35)	$908

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at June 30, 2023	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2023 (remainder of year)	$2,859	$20	$2,511	$327	$(2,101)	$2,117	$—	$(361)	$363	$5,735
2024	253	624	3,270	608	(227)	207	—	(284)	287	4,738
2025	13	—	1,937	474	(219)	206	—	—	—	2,411
2026	80	—	2,288	346	(215)	206	—	—	—	2,705
2027	137	—	2,295	269	(1,658)	1,653	1	—	—	2,697
2028-2032	49	—	10,967	535	(2,197)	2,160	—	—	—	11,514
Thereafter	—	—	11,996	375	(2,856)	2,805	—	—	—	12,320
Total	$3,391	$644	$35,264	$2,934	$(9,473)	$9,354	$1	$(645)	$650	$42,120

			Total (Note 26(h))			$38,079

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at December 31, 2022	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total			$36,220

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at June 30, 2023	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2023 (remainder of year)	$2,859	$20	$2,511	$327	$(2,101)	$2,117	$—	$(361)	$363	$5,735
2024	253	624	3,270	608	(227)	207	—	(284)	287	4,738
2025	13	—	1,937	474	(219)	206	—	—	—	2,411
2026	80	—	2,288	346	(215)	206	—	—	—	2,705
2027	137	—	2,295	269	(1,658)	1,653	1	—	—	2,697
2028-2032	49	—	10,967	535	(2,197)	2,160	—	—	—	11,514
Thereafter	—	—	11,996	375	(2,856)	2,805	—	—	—	12,320
Total	$3,391	$644	$35,264	$2,934	$(9,473)	$9,354	$1	$(645)	$650	$42,120

			Total (Note 26(h))			$38,079

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at December 31, 2022	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total			$36,220

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2023	2022	2023	2022	2023	2022
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(7)	$—	$121	$(1)	$114	$(1)
Canadian dollar depreciates	$7	$—	$(119)	$1	$(112)	$1
10% change in US$: € exchange rate
U.S. dollar appreciates	$12	$14	$(66)	$(59)	$(54)	$(45)
U.S. dollar depreciates	$(12)	$(14)	$66	$59	$54	$45
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(8)	$(2)	$76	$80	$68	$78
U.S. interest rate	$—	$—	$(70)	$(85)	$(70)	$(85)
Combined	$(8)	$(2)	$6	$(5)	$(2)	$(7)
Interest rates decrease
Canadian interest rate	$8	$2	$(77)	$(83)	$(69)	$(81)
U.S. interest rate	$—	$—	$75	$89	$75	$89
Combined	$8	$2	$(2)	$6	$6	$8
20 basis point change in wind discount
Wind discount increases	$(39)	$—	$—	$—	$(39)	$—
Wind discount decreases	$39	$—	$—	$—	$39	$—
20 basis point change in solar premium
Solar premium increases	$24	$—	$—	$—	$24	$—
Solar premium decreases	$(24)	$—	$—	$—	$(24)	$—

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

Schedule of long-term debt amortized cost and fair value

As at (millions)	June 30, 2023		December 31, 2022
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$24,172	$22,662	$22,967	$21,000

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at (millions)		June 30, 2023				December 31, 2022

		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2024	$91	$1	US$1.00: ₱56	2023	$72	$1	US$1.00: ₱55
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2024	$101	2	US$1.00: C$1.29	2023	$397	21	US$1.00: C$1.28
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2023	$139	—	US$1.00: C$1.32	2023	$526	9	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$45	19	€1.00: US$1.09	2025	$31	26	€1.00: US$1.09
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$11	5	3.5%	—	$—	—	—
Price risk associated with purchase of electrical power	HFT [4]	2047	$36	28	$30.39/ MWh	2047	$36	26	$29.66/ MWh
				$55				$83
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2048	$2,068	$6	US$1.00: C$1.27	2048	$4,443	$66	US$1.00: C$1.30
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2028	$606	9	€1.00: US$1.09	2025	$454	17	€1.00: US$1.09
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$87	—	3.4%	—	$—	—	—
Price risk associated with purchase of electrical power	HFT [4]	2047	$234	139	$39.24/ MWh	2047	$264	167	$39.15/ MWh
				$154				$250
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2024	$42	$—	US$1.00: ₱56	2023	$68	$3	US$1.00: ₱55
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2024	$414	8	US$1.00: C$1.34	2023	$111	1	US$1.00: C$1.36
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2023	$1,876	31	US$1.00: C$1.34	2023	$957	14	US$1.00: C$1.37
				$39				$18
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$4,623	$75	US$1.00: C$1.33	2049	$2,329	$24	US$1.00: C$1.33
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$124	1	3.6%	—	$—	—	—
				$76				$24

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Three months		Six months
Periods ended June 30	2023	2022	2023	2022
Virtual power purchase agreements unrealized change in forward element
Included in net income, excluding income taxes	$(7)	$80	$(26)	$80
Balance, beginning of period	174	—	193	—
Balance, end of period	$167	$80	$167	$80

2	Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2023, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $115 (December 31, 2022 – $123).
7	We designate only the spot element as the hedging item. As at June 30, 2023, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $3 (December 31, 2022 - $1).

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2023	2022	Location	2023	2022
THREE-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$10	$14	Goods and services purchased	$6	$4
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(176)	138	Financing costs	(138)	171
Arising from net investment in a foreign operation [2]		—	30	Financing costs	(5)	(1)
		(166)	182		(137)	174
Derivatives used to manage other market risk
Other		1	1	Financing costs	—	—
		$(165)	$183		$(137)	$174
SIX-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(9)	$8	Goods and services purchased	$15	$5
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(151)	126	Financing costs	(138)	63
Arising from net investment in a foreign operation [2]		(21)	54	Financing costs	(11)	(1)
		(181)	188		(134)	67
Derivatives used to manage other market risks
Other		—	1	Financing costs	—	(1)
		$(181)	$189		$(134)	$66

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2023, were $10 (2022 - $32) and $(8) (2022 - $7), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2023, were $1 (2022 – $2) and $2 (2022 - $NIL), respectively.

Schedule of gains and losses arising from derivative instruments classified as held for trading

		Gain (loss) on derivatives recognized in income
		Three months		Six months
Periods ended June 30 (millions)	Location	2023	2022	2023	2022
Derivatives used to manage currency risk	Financing costs	$2	$(8)	$5	$(11)
Virtual power purchase agreements unrealized change in forward element	Financing costs	$(7)	$80	$(26)	$80